UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13 F COVER PAGE

Report for the Calendar Year of Quarter Ended: March 31, 2006

Check here if amendment |_|: Amendment Number: ___
This Amendment (Check one only.): |_| is a restatement
                                  |_| adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:     PilotRock Investment Partners GP, LLC
Address:  1700 East Putnam Avenue
          Old Greenwich, CT 06870

Form 13F File Number: 28-10617

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:  Thomas D. O'Malley, Jr.
Title: Managing Member
Phone: (203) 698-8800

Signature, Place and Date of Signing:


/s/ Thomas D. O'Malley, Jr.         Old Greenwich, CT         May 12, 2006
---------------------------         -----------------         ------------
(Signature)                         (City, State)                 (Date)

Report Type (Check one only.):

|X| 13F Holdings Report. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number      Name

                          PilotRock Investment Partners GP, LLC

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    42

Form 13F Information Table Value Total:    $340451
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of names and Form 13F file numbers of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File Number      Name
---      --------------------      ----

1        28-10619                  O'Malley, Jr., Thomas D.

Form 13F Information Table

                                TITLE OF            VALUE     SHARES/   SH/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
    NAME OF ISSUER               CLASS     CUSIP   (x$1000)   PRN AMT   PRN   CALL   DSCRETN   MANAGERS     SOLE     SHARED    NONE
-----------------------         -------- --------- --------   -------   ---   ----   -------  ----------  --------  -------- -------
ALTRIA GROUP INC.               COM      02209S103    18463     260551  SH             X           1       260551
AMERICAN TOWER CORP.            CL A     029912201    18148     598564  SH             X           1       598564
APPLE COMPUTER INC.             CLA      03833100      4704      75000  SH             X           1        75000
AUTOZONE INC.                   COM      053332102    15681     157301  SH             X           1       157301
BARRET BILL CORP.               COM      06846N104     1095      33600  SH             X           1        33600
BOSTON SCIENTIFIC CORP.         COM      101137107    11901     516296  SH             X           1       516296
CHESAPEAKE ENERGY CORP.         COM      165167107    14135     450000  SH             X           1       450000
CONOCOPHILLIPS                  COM      20825C104     9473     150000  SH             X           1       150000
CORNING INC.                    COM      219350105     6239     231749  SH             X           1       231749
COVANTA HLDG CORP.              COM      22282E102     3334     200000  SH             X           1       200000
CROWN CASTLE INTL CORP.         COM      228227104     6491     228973  SH             X           1       228973
DADE BEHRING HOLDINGS INC.      COM      23342J206    17730     496511  SH             X           1       496511
ENERGY PARTNERS                 COM      29270U105     1769      75000  SH             X           1        75000
FMC TECHNOLOGIES                COM      30249U101     2561      50000  SH             X           1        50000
GAP INC.                        COM      364760108     3695     197824  SH             X           1       197824
GENTEK INC                      COM      37245X203     8266     397601  SH             X           1       397601
HILTON HOTELS CORP.             COM      432848109     8488     333382  SH             X           1       333382
KANSAS CITY SOUTHERN            COM      485170302     8645     350000  SH             X           1       350000
KRISPY KREME                    COM      501014104     1347     150000  SH             X           1       150000
MCDERMOTT INTL INC.             COM      580037109    15797     290123  SH             X           1       290123
MIRANT CORP.                    COM      60467R100    12454     498144  SH             X           1       498144
MORGANS HOTEL GROUP             COM      61748W108     3400     192500  SH             X           1       192500
MURPHY OIL CORP.                COM      626717102    10147     203681  SH             X           1       203681
NATIONAL-OILWELL VARCO          COM      637071101      449       7000  SH             X           1         7000
NII HOLDINGS INC.               CLB      62913F201    10846     183921  SH             X           1       183921
OCCIDENTAL PETE CORP.           COM      674599105    11581     125000  SH             X           1       125000
PANTRY INC.                     COM      698657103     6239     100000  SH             X           1       100000
PETROHAWK ENERGY CORP.          COM      716495106     6325     461709  SH             X           1       461709
PFIZER INC.                     COM      717081103     8832     354418  SH             X           1       354418
PIKE ELECTRIC CORP.             COM      721283109     6032     287101  SH             X           1       287101
RESEARCH IN MOTION LTD.         COM      760975102    13728     161730  SH             X           1       161730
RSA SECURITY INC.               COM      749719100     8894     495746  SH             X           1       495746
SBA COMMUNICATIONS  CORP        COM      78388J106     4352     185900  SH             X           1       185900
SERVICES ACQUSTN                COM      817628100     1022     100000  SH             X           1       100000
STARWOOD HOTELS                 PAIRED
                                CTF      85590A203     5148      76011  SH             X           1        76011
STEWART & STEVENSON SVCS. INC.  COM      860342104    10214     280000  SH             X           1       280000
SYMANTEC CORP.                  COM      817503108     3366     200000  SH             X           1       200000
3 COM CORP.                     COM      885535104    11829    2310287  SH             X           1      2310287
USG CORP.                       COM      903293405     7597      80000  SH             X           1        80000
VENTANA MEDICAL SYS             COM      92276H106     2043      48912  SH             X           1        48912
WALTER INDS INC                 COM      93317Q105    15431     231631  SH             X           1       231631
WR GRACE & CO.                  COM      38388F108     2660     200000  SH             X           1       200000
TOTAL                                                340451